ACQUISITIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchase price allocation

SpeedConnect Asset Acquisition

TPT Global Tech
Effective	May 7, 2019

Purchaser	TPT Global Tech

Consideration Given:
Cash paid	$1,000,000
Liabilities:

Promissory Note	$750,000
Deferred revenue	230,000
Operating lease liabilities	5,162,077
Unfavorable leases	323,000
Accounts and other payables	591,964
Total liabilities	$7,057,041
Total Consideration Value	$8,057,041

Assets Acquired:
Customer base	$350,000
Current assets:
Cash	201,614
Prepaid and other receivables	99,160
Deposits	13,190
Operating lease right of use asset	5,162,077
Favorable leases	95,000
Property and equipment	1,939,000
Total Assets Acquired	$7,860,041
Goodwill	$197,000

The Fitness Container, LLC

Consideration given at provisional value:
Note payable	$500,000
Accounts payable	141,837
Non-controlling interest	(29,439)
$612,398

Assets acquired at fair value:
Accounts receivable	$22,665
$22,665
Provisional Goodwill	$589,733

Proforma results

SpeedConnect Asset Acquisition

2019
Revenue	$10,970,258
Cost of Sales	6,928,862
Gross Profit	$4,041,396
Expenses	(5,521,661)
Derivative Expense	(3,572,107)
Interest Expense	(2,559,709)
Income Taxes	—
Net Loss	$(7,612,081)
Loss per share	$(0.06)

	2019	2018
Revenue	$14,975,205	$19,680,022
Cost of Sales	8,915,851	11,653,419
Gross Profit	6,059,354	8,026,603
Expenses	(7,992,220)	(9,883,572)
Derivative Expense	(7,476,908)	—
Gain on conversions and settlements	138,815	—
Impairment	(949,872)	—
Interest Expense	(3,581,020)	(275,935)
Income Taxes	—	—
Net Loss	$(13,801,851)	$(2,132,904)
Loss per share	$(0.10)	$(0.02)

SpeedConnect Asset Acquisition
Purchase price allocation
Effective date	May 7, 2019

Purchaser	TPT Global Tech

Consideration Given:
Cash paid	$1,000,000
Liabilities:

Promissory Note	$750,000
Deferred revenue	230,000
Operating lease liabilities	5,162,077
Unfavorable leases	323,000
Accounts and other payables	591,964
Total liabilities	$7,057,041
Total Consideration Value	$8,057,041

Assets Acquired:
Customer base	$350,000
Current assets:
Cash	201,614
Prepaid and other receivables	99,160
Deposits	13,190
Operating lease right of use asset	5,162,077
Favorable leases	95,000
Property and equipment	1,939,000
Total Assets Acquired	$7,860,041
Goodwill	$197,000

Proforma results
2019
Revenue	$8,002,875
Cost of Sales	4,826,475
Gross Profit	3,176,400
Expenses	(1,999,221)
Interest Expense	—
Income taxes	—
Net Income	$1,177,179

Blue Collar Acquisition
Purchase price allocation
Effective	September 1, 2018

Purchaser	TPT Global Tech

Consideration Given:
Common Stock	6,500,000
6,500,000
Estimated Value	$.13
Consideration Share Value	845,000
Note Payable	$1,533,217
Liabilities:
Bank debt	500,500
Lease payable	20,020
Accounts and other payables	386,652
Total Consideration Value	$3,285,389

Consideration Received:
Intangible asset	$1,677,000
Goodwill	853,366
Assets
Current assets	297,704
Fixed assets	445,362
Other assets	11,957
Total Consideration Received	$3,285,389

Proforma results
	2019	2018
Revenue	$1,941,955	$219,474
Cost of Sales	751,349	215,973
Gross Profit	1,190,606	3,501
Expenses	(642,489)	(301,105)
Interest Expense	(119,359)	(66,571)
Income taxes	—	—
Net Income (Loss)	$428,758	$(364,175)